Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 684,149	$ 536,475	$ 2,020,048	$ 2,608,809
Direct cost of revenues	61,965	48,766	216,682	362,768
Gross Profit	622,184	487,709	1,803,366	2,246,041
Operating Expenses
Sales and marketing	909,073	248,148	1,936,524	1,570,519
Research and development	641,112	171,549	1,057,768	948,636
Transaction expenses			1,264,688
General and administrative	1,309,504	563,477	5,653,656	2,219,481
Total Operating Expenses	2,859,689	983,174	9,912,636	4,738,636
Loss From Operations	(2,237,505)	(495,465)	(8,109,270)	(2,492,595)
Other Income (Expense)
Interest, net	(673)	(140,383)	(333,726)	(416,428)
Amortization of debt discount		(305,998)	(632,380)	(1,980,224)
Amortization of deferred financing costs			(347,632)
Gain on change in fair value of derivative liabilities		42,719	542,283	787,433
Other income	9,063			12,156
Total Other Income (Expense)	8,390	(403,662)	(771,455)	(1,597,063)
Net Loss	$ (2,229,115)	$ (899,127)	$ (8,880,725)	$ (4,089,658)
Net Loss Per Common Share - Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.17)	$ (0.10)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	95,848,182	40,456,600	52,737,927	40,425,241